Average Annual Total Returns{- Fidelity Freedom® Income Fund} - 03.31 Fidelity Freedom Funds Retail Combo PRO-16 - Fidelity Freedom® Income Fund	Fidelity Freedom Income Fund - Retail Class Return Before Taxes Past 1 year	Fidelity Freedom Income Fund - Retail Class Return Before Taxes Past 5 years	Fidelity Freedom Income Fund - Retail Class Return Before Taxes Past 10 years	Fidelity Freedom Income Fund - Retail Class After Taxes on Distributions Past 1 year	Fidelity Freedom Income Fund - Retail Class After Taxes on Distributions Past 5 years	Fidelity Freedom Income Fund - Retail Class After Taxes on Distributions Past 10 years	Fidelity Freedom Income Fund - Retail Class After Taxes on Distributions and Sales Past 1 year	Fidelity Freedom Income Fund - Retail Class After Taxes on Distributions and Sales Past 5 years	Fidelity Freedom Income Fund - Retail Class After Taxes on Distributions and Sales Past 10 years	LB001 Past 1 year	LB001 Past 5 years	LB001 Past 10 years	F0199 Past 1 year	F0199 Past 5 years	F0199 Past 10 years
Total	3.11%	5.72%	4.80%	1.26%	4.22%	3.44%	2.45%	4.01%	3.33%	(1.54%)	3.57%	2.90%	3.09%	5.71%	4.69%